Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Braveheart Bio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43432
Entity Tax Identification Number	99-2981994
Entity Address, Address Line One	One Letterman Drive, Building A, Suite A4-300
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94129
City Area Code	415
Local Phone Number	707-6312
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BRVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002131524